Judicial deposits	12 Months Ended
Dec. 31, 2025
Judicial Deposits
Judicial deposits

11.	Judicial deposits

They are recorded at historical cost and updated for monetary variation according to current legislation.

	2025	2024

Judicial deposits	677,150	677,530

Civil and Regulatory	262,019	290,696
Labor	58,532	54,954
Tax	254,927	239,093
Online attachment(i)	101,672	92,787

(i)	Refer to legal blockages directly in the Company's current accounts and interest earning bank deposits linked to certain legal proceedings. This amount is periodically analyzed and when identified, reclassification is made to one of the other specific accounts of the legal deposit item.

Civil

These are court deposits to guarantee the execution of civil proceedings where the Company is challenging the amounts involved. Most of these proceedings refer to lawsuits filed by customers, involving issues of consumer rights, among others.

Labor

These are amounts deposited in court as guarantees for the execution and the filing of appropriate appeals, where the relevant matters or amounts involved are still being discussed. The total amount has been allocated between the various claims filed by registered employees and third-party service providers.

Tax

The Company has legal deposits of R$ 254,927 (R$ 239,093 on December 31, 2024), relating to tax matters, made to support several ongoing legal discussions. Such deposits mainly relate to the following discussions:

(a)	Use of credit in the acquisition of electricity directly employed in the production process of companies, matter with positive bias in the judiciary. As of December 31, 2015, the restated amount of deposits regarding this discussion is R$ 44,920 (R$ 40,533 on December 31, 2024).

(b)	Constitutionality of the collection of the functioning supervision fee (TFF -Taxa de Fiscalização do Funcionamento) by municipal authorities of different localities. As of December 31, 2015, the restated amount of deposits regarding this discussion is R$ 30,457 (R$ 26,339 on December 31, 2024).

(c)	Levy of ISS on import and outsourced services; alleged lack of collection in relation to ground cleaning and maintenance service of BRS (Base Radio Station), the ISS itself, the ISS incident on co-billing services and software licensing (blackberry). Guarantee of the right to take advantage of the benefit of spontaneous denunciation and search for the removal of confiscatory fines in the case of late payment. As of December 31, 2015, the restated amount of deposits regarding this discussion is R$ 13,990 (R$ 12,974 on December 31, 2024).

(d)	Unconstitutionality and illegality of the collection of FUST (Fund for Universalisation of Telecommunications Services). The right not to collect FUST, failing to include in its calculation base the revenues transferred by way of interconnection and EILD (Industrial Exploitation of Dedicated Line), as well as the right not to suffer the retroactive collection of the differences determined in function of not observing sum 7/2005 of ANATEL. As of December 31, 2015, the restated amount of deposits regarding this discussion is R$ 75,553 (R$ 71,237 on December 31, 2024).

(e)	ICMS – Miscellaneous. Deposits made in several processes that discuss ICMS charges, mainly related to discussions on loan, DIFAL, exempt and non-taxed services, ICAP and Covenant 39. As of December 31, 2015, the restated amount of deposits regarding this discussion is R$ 46,512 (R$ 30,039 on December 31, 2024).

(f)	Charges related to cases of Jornal do Brasil that were directed to the Company. As of December 31, 2015, the restated amount of deposits regarding this discussion is R$ 16,978 (R$ 15,461 on December 31, 2024).